Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	10.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.04%	2.47%
Expected term	6 years 5 months 16 days	6 years
Volatility rate	63.40%
Volatility rate, minimum		48.40%	49.80%
Volatility rate, maximum		50.00%	50.40%
Dividend yield	5.00%		0.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.28%
Expected term			5 years 9 months
Dividend yield		0.00%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.47%
Expected term			6 years
Dividend yield		5.00%